TAXES - Uncertain Tax Positions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
TAXES
Unrecognized uncertain tax positions	$ 0	$ 0
Interest or penalties tax for uncertain tax positions	0	$ 0	$ 0
Significant increases in unrecognized tax benefits	0
Significant decreases in unrecognized tax benefits	$ 0